Note 17 - Commitments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Commitments Disclosure [Text Block]
17.	COMMITMENTS

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from one to three years. As of December 31, 2021, those purchase commitments were as follows:

(In Thousands)

Year
2022	$515
2023	285
2024	82

Total	$882

Prepayment for foundry capacity

In order to accommodate the anticipated product demand, the Company has entered into an agreement with a foundry provider to guarantee a specified portion of production capacity that shall be purchased from 2022 to 2023. Under the agreement, the Company is required to make a payment in advance to undertake the purchase of this specified capacity, such payment is refundable once the arranged conditions are met. The prepayment is amounted to $790,000 and was included in the balance of refundable deposit as of December 31, 2021. The Company believes that the guaranteed purchase will be fulfilled.